Deposit for Investment in Joint Venture	6 Months Ended
Jun. 30, 2025
Deposit for Investment in Joint Venture [Abstract]
DEPOSIT FOR INVESTMENT IN JOINT VENTURE

NOTE 9 – DEPOSIT FOR INVESTMENT IN JOINT VENTURE

On March 10, 2025, WFOE entered into an Investment Framework Agreement (the “Agreement”) with Zhongke Hongyuan (Beijing) Holdings Co., Ltd. (“Zhongke”). Pursuant to the Agreement, WFOE and Zhongke agreed to establish a joint venture entity named Jinan Langchi Heavy Industry Co., Ltd. (“Langchi”). Zhongke will hold a 60% equity interest in Langchi, while WFOE will hold the remaining 40%. Zhongke committed to contribute capital totaling approximately $41.9 million (RMB 300 million), and WFOE committed to contribute approximately $33.50 million (RMB 239.98 million). WFOE will act solely as an investor and will not participate in the management or operations of the joint venture. Both parties are required to transfer their respective capital contributions to Langchi by June 30, 2025. The initial term of the Agreement is effective from March 10, 2025 through December 31, 2025, and may be renewed upon mutual consent. On December 6, 2024, WFOE deposited its capital contribution of approximately $33.5 million (RMB 239,979,300) following the receipt of proceeds from a private placement completed by the Company. This amount is presented in the consolidated balance sheet as December 31, 2024, under the line item, “Deposit for investment in joint venture”.

As of the reporting date, Zhongke had not made its capital contribution. Langchi have no reportable transactions during six months ended June 30, 2025. Langchi is in discussions with the relevant government agency regarding the land acquisition agreement. Negotiations have commenced but have not yet been formally concluded, and the agreement with the government remains under discussion. Both the land acquisition agreement and Zhongke’s capital contribution are expected to be finalized by the end of 2025. Accordingly, there have been no changes in the status of the deposit for investment in joint venture as of June 30, 2025.